Investment Securities, OTTI Debt Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	$ 267	$ 194	$ 185
Total debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	262	189	183
Total changes to OCI for non-credit-related OTTI	(57)	18	(47)
Total OTTI losses recorded on debt securities	205	207	136
Total debt securities [Member] | Credit-related OTTI [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	119	143	169
Total debt securities [Member] | Intent-to-sell OTTI [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	143	46	14
Securities of U.S. states and political subdivisions [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	150	63	18
Total changes to OCI for non-credit-related OTTI	(5)	8	(1)
Residential [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	11	34	54
Total changes to OCI for non-credit-related OTTI	(1)	(3)	(42)
Commercial Mortgage Backed Securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	80	14	4
Total changes to OCI for non-credit-related OTTI	(51)	24	(16)
Corporate debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	21	72	105
Total changes to OCI for non-credit-related OTTI	1	(13)	12
Other debt securities
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	0	6	2
Total changes to OCI for non-credit-related OTTI	$ (1)	$ 2	$ 0